Risk Management Section - Summary of unrealised gain losses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrealised gain losses on securities available for sale [Abstract]
Gross unrealised gains	€ 2,478	€ 2,675
Gross unrealised losses	(4)	(19)
Total	€ 2,474	€ 2,656